Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income per Ordinary Share attributable to the Group:
Basic (in USD per share)	$ 1.42	$ 1.40	$ 2.80	$ 3.23
Diluted (in USD per share)	$ 1.41	$ 1.38	$ 2.76	$ 3.21